SCHEDULE OF OFFICE LEASE EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating lease expense	$ 164,002	$ 172,955	$ 180,861
Variable lease cost
Short-term lease rent expense	4,357	8,671	25,980
Total lease expense	$ 168,359	$ 181,626	$ 206,841